Options and Warrants - Stock Option Activity (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Options
Number of Shares, Outstanding at beginning of period	481,947	417,404	302,834
Number of Shares, Exercisable at beginning of period	352,096	231,071	120,485
Options, Granted		290,000	135,430
Options, Exercised	0	0	0
Options, Forfeited and canceled	(187,351)	(225,457)	(20,860)
Number of Shares, Outstanding at end of period	294,596	481,947	417,404	302,834
Number of Shares, Exercisable at end of period	244,868	352,096	231,071	120,485
Weighted Average Exercise Price, Options
Outstanding at December 31, 2016	$ 12.14	$ 18.04	$ 23.34
Weighted average exercise price, Exercisable at beginning of period	14.95	23.58	36.52
Weighted average exercise price options, Granted		2.14	5.22
Exercised	0	0	0
Forfeited and canceled	11.93	10.52	13.35
Outstanding at December 31, 2016	12.28	12.14	18.04	$ 23.34
Weighted average exercise price, Exercisable at end of period	13.69	14.95	23.58	36.52
Exercisable at March 31, 2017	$ 13.69	$ 23.58	$ 36.52	$ 36.52
Number of Shares, Exercisable at end of period	244,868	352,096	231,071	120,485
Weighted Average Remaining Contract Term, Options
Weighted Average Remaining Contract Term, Outstanding at beginning of period	7 years 2 months 8 days	7 years 7 months 6 days	7 years 8 months 12 days	8 years
Exercisable at December 31, 2015	6 years 11 months 1 day	7 years 1 month 6 days	7 years	6 years 4 months 24 days
Intrinsic Value, Options
Outstanding Aggregate Intrinsic Value, beginning of period	$ 0	$ 0	$ 0
Exercisable Aggregate Intrinsic Value , beginning of period	0	0	0
Outstanding Aggregate Intrinsic Value, end of period	0	0	0	$ 0
Exercisable Aggregate Intrinsic Value, end of period	0	0	0	0
Exercisable Aggregate Intrinsic Value	$ 0	$ 0	$ 0	$ 0